SHARE-BASED COMPENSATION:	6 Months Ended
Jun. 30, 2022
SHARE-BASED COMPENSATION:
SHARE-BASED COMPENSATION:

NOTE 9 — SHARE-BASED COMPENSATION:

a.	Share-based compensation expense for the six months ended June 30, 2022 and 2021 was as follows (U.S. dollars in thousands):

	Six Months Ended June 30,
	2022	2021
Cost of revenue	$1,398	$593
Research and development	19,023	11,142
Sales and marketing	17,750	8,511
General and administrative	13,625	17,228
Total share-based compensation expenses	$51,796	$37,474

NOTE 9 — SHARE-BASED COMPENSATION: (continued)

As of June 30, 2022, there is an unrecognized share-based compensation expense of $136,548 thousand to be recognized over the average remaining vesting period of 3.31 years.

b.	A summary of our share options for Class A and Class B ordinary shares activity is as follows:

			Weighted-
		Weighted-	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise	Contractual	Value (U.S.
	Number of	Price (U.S.	Term	dollars in
	Options	dollars)	In Years	thousands)
Balance as of December 31, 2021	103,239,069	$1.71	5.95	$622,635
Granted	1,941,995	5.48	—	—
Exercised	(4,368,250)	0.81	—	—
Forfeited	(1,081,144)	2.51	—	—
Balance as of June 30, 2022	99,731,670	$1.81	5.62	$92,154

Exercisable, June 30, 2022	60,464,486	$1.33	4.56	$74,765

For the six months ended June 30, 2022, the aggregate intrinsic values of share options exercised were $17,038 thousand.

The calculated fair value of option grants was estimated using the Black-Scholes option-pricing model with the following assumptions:

	Six Months Ended June 30,
	2022	2021
Risk-free interest rate	1.15%-1.94%	0.60%-0.77%
Expected option term (in years)	3.06-6.10	5.61-6.11
Expected price volatility	34.59%-36.55%	37.79%-37.89%
Fair value of an ordinary share	$6.5-$6.98	$4.44-$7.41
Dividend yield	0%	0%

The risk-free interest rate is based on U.S. Treasury rates in effect at the time of grant with maturities equal to the grant’s expected term. The expected term is calculated using the simplified method, as we conclude that our historical share option exercise experience does not provide a reasonable basis to estimate the expected option term. The expected volatility is based on the historical volatility of the ordinary shares of comparable companies that are publicly traded. The fair value of an ordinary share is estimated based on observable transactions in the secondary market for share options granted prior to the Recapitalization and based on the grant-date closing price of our ordinary share for share options granted after the Recapitalization. Dividend yield is zero since we have a mandatory adjustment to the options exercise price in our option plan following any cash dividends.

c.	A summary of our RSUs for Class A and Class B ordinary share activity is as follows:

		Weighted-
		Average
		Grant Date
		Fair Value
	Number of	Price (U.S.
	Shares	dollars)
Unvested RSUs outstanding as of December 31, 2021	2,143,186	$10.88
Granted	20,773,026	6.00
Vested	(121,513)	3.54
Forfeited	(884,030)	6.88
Unvested RSUs outstanding as of June 30, 2022	21,910,669	$6.45